Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Schedule of income tax expense

Years ended December 31:	2021	2020	2019
Current taxes	$(215)	$(95)	$(384)
Deferred taxes	(2,074)	(4,798)	(98)
Resource property expense	(7,887)	(6,074)	(1,137)
	$(10,176)	$(10,967)	$(1,619)

Schedule of reconciliation of (loss) income before income taxes

Years ended December 31:	2021	2020	2019
Income (loss) before income taxes	$17,547	$11,179	$(16,784)
Computed (expense) recovery of income taxes	$(5,982)	$(6,521)	$4,743
Decrease (increase) in income taxes resulting from:
Effect of change in income tax rate	—	(13)	891
Other non-taxable income	160	(1)	24
Revisions to prior years	351	(21)	88
Capital gains and losses on dispositions, net	83	35	(7,663)
Resource property revenue taxes	(5,758)	(4,433)	(830)
Unrecognized losses in current year	(199)	(1)	(228)
Previously unrecognized deferred income tax assets, net	302	113	1,229
Permanent differences	(262)	(92)	(178)
Other non-taxable income	1,156	—	—
Other, net	(27)	(33)	305
Income tax expense	$(10,176)	$(10,967)	$(1,619)